CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 1,519	$ 1,448	$ 1,262
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total other comprehensive income (loss)	52	(334)	(290)
Preferred dividends of subsidiary	(1)	(1)	(1)
San Diego Gas and Electric Company [Member]
Net income	565	606	527
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total other comprehensive income (loss)	10	10	(1)
Southern California Gas Company [Member]
Net income	350	420	333
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total other comprehensive income (loss)	(3)	(1)
Pretax amount [Member]
Net income	1,760	1,691	1,462
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	(6)	(80)	(106)
Pension and other postretirement benefits	(13)	(3)	(20)
Total other comprehensive income (loss)	23	(343)	(319)
Comprehensive income	1,783	1,348	1,143
Preferred dividends of subsidiary	(1)	(1)	(1)
Total comprehensive income, after preferred dividends of subsidiaries	1,782	1,347	1,142
Pretax amount [Member] | San Diego Gas and Electric Company [Member]
Net income	850	871	777
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	0	0	0
Pension and other postretirement benefits		7	(5)
Total other comprehensive income (loss)	0	7	(5)
Comprehensive income	850	878	772
Pretax amount [Member] | Southern California Gas Company [Member]
Net income	493	558	472
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	1	1
Pension and other postretirement benefits	(6)	(2)
Total other comprehensive income (loss)	(5)	(1)
Comprehensive income	488	557	472
Income tax (expense) benefit [Member]
Net income	(389)	(341)	(300)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	0	0	0
Financial instruments	11	33	42
Pension and other postretirement benefits	4	1	8
Total other comprehensive income (loss)	15	34	50
Comprehensive income	(374)	(307)	(250)
Preferred dividends of subsidiary	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	(374)	(307)	(250)
Income tax (expense) benefit [Member] | San Diego Gas and Electric Company [Member]
Net income	(280)	(284)	(270)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	0	0	0
Pension and other postretirement benefits		(3)	2
Total other comprehensive income (loss)	0	(3)	2
Comprehensive income	(280)	(287)	(268)
Income tax (expense) benefit [Member] | Southern California Gas Company [Member]
Net income	(143)	(138)	(139)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	0	(1)
Pension and other postretirement benefits	2	1
Total other comprehensive income (loss)	2	0
Comprehensive income	(141)	(138)	(139)
Net-of-tax amount [Member]
Net income	1,371	1,350	1,162
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	5	(47)	(64)
Pension and other postretirement benefits	(9)	(2)	(12)
Total other comprehensive income (loss)	38	(309)	(269)
Comprehensive income	1,409	1,041	893
Preferred dividends of subsidiary	(1)	(1)	(1)
Total comprehensive income, after preferred dividends of subsidiaries	1,408	1,040	892
Net-of-tax amount [Member] | San Diego Gas and Electric Company [Member]
Net income	570	587	507
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	0	0	0
Pension and other postretirement benefits		4	(3)
Total other comprehensive income (loss)	0	4	(3)
Comprehensive income	570	591	504
Net-of-tax amount [Member] | Southern California Gas Company [Member]
Net income	350	420	333
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	1	0
Pension and other postretirement benefits	(4)	(1)
Total other comprehensive income (loss)	(3)	(1)
Comprehensive income	347	419	333
Noncontrolling interests (after-tax) [Member]
Net income	148	98	100
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(3)	(30)	(20)
Financial instruments	17	5	(1)
Pension and other postretirement benefits	0	0	0
Total other comprehensive income (loss)	14	(25)	(21)
Comprehensive income	162	73	79
Preferred dividends of subsidiary	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	162	73	79
Noncontrolling interests (after-tax) [Member] | San Diego Gas and Electric Company [Member]
Net income	(5)	19	20
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	10	6	2
Pension and other postretirement benefits		0	0
Total other comprehensive income (loss)	10	6	2
Comprehensive income	5	25	22
Total [Member]
Net income	1,519	1,448	1,262
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	39	(290)	(213)
Financial instruments	22	(42)	(65)
Pension and other postretirement benefits	(9)	(2)	(12)
Total other comprehensive income (loss)	52	(334)	(290)
Comprehensive income	1,571	1,114	972
Preferred dividends of subsidiary	(1)	(1)	(1)
Total comprehensive income, after preferred dividends of subsidiaries	1,570	1,113	971
Total [Member] | San Diego Gas and Electric Company [Member]
Net income	565	606	527
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Financial instruments	10	6	2
Pension and other postretirement benefits		4	(3)
Total other comprehensive income (loss)	10	10	(1)
Comprehensive income	$ 575	$ 616	$ 526